Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantees - general
Maximum potential payments	$ 333	$ 336
Additional obligations with respect to guarantee	7,900	9,500
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,089	1,148	$ 1,362
Net change in warranties due to acquisitions and divestments			11
Claims paid in cash or in kind	(329)	(357)	(319)
Net increase to provision for changes in estimates, warranties issued and warranties expired	424	377	224
Exchange rate differences	(42)	(79)	(130)
Product warranties at end of period	$ 1,142	$ 1,089	$ 1,148
Net decrease-basic (in dollars per share)	$ (0.88)	$ (0.87)	$ (1.13)
Net decrease-diluted (in dollars per share)	$ (0.88)	$ (0.87)	$ (1.13)
Performance guarantees
Guarantees - general
Maximum potential payments	$ 193	$ 209
Performance guarantees | Projects executed as a member of consortia | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortia | Maximum
Guarantees - general
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	$ 69	77
Carrying amount of liabilities	0	0	$ 0
Indemnification guarantees
Guarantees - general
Maximum potential payments	71	$ 50
Warranties | Business acquisitions in 2013
Reconciliation of Provisions for warranties including guarantees of product performance
Net increase to provision for changes in estimates, warranties issued and warranties expired	151
Excluded products sold prior to the acquisition date	$ 131
Net decrease-basic (in dollars per share)	$ 0.06
Net decrease-diluted (in dollars per share)	$ 0.05